Investment in joint ventures and associates - Changes in the carrying value of investments in joint ventures and associates accounted for using the equity method of accounting (Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		₩ 1,305,636.0			₩ 1,335,167.0		₩ 993,291.0
Acquisition cost		1,536,905.0			1,131,865.0		1,210,083.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		109,792.0			69,689.0		132,228.0
Acquisition		310,239.0			143,345.0		400,172.0
Business combination		136,930.0
Disposal/Reclassification		(39,295.0)			(222,922.0)		(165,042.0)
Dividends		(29,279.0)			(24,126.0)		(30,791.0)
Change in capital		1,347.0			4,483.0		5,309.0
Ending		1,795,370.0		$ 1,390,682	1,305,636.0		1,335,167.0
Changes in investments in associates due to accounts transfer							70,120.0
W Service Networks Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		208.0			183.0		191.0
Acquisition cost		108.0			108.0		108.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		13.0			29.0		(4.0)
Dividends		(5.0)			(4.0)		(4.0)
Ending		216.0			208.0		183.0
Korea Credit Bureau Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		5,709.0			9,423.0		8,125.0
Acquisition cost		3,313.0			3,313.0		3,313.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		814.0			(3,714.0)		1,388.0
Dividends		(90.0)					(90.0)
Ending		6,433.0			5,709.0		9,423.0
Korea Finance Security Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,374.0			3,101.0		3,066.0
Acquisition cost		3,267.0			3,267.0		3,267.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(99.0)			(727.0)		35.0
Change in capital		1,010.0
Ending		3,285.0			2,374.0		3,101.0
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		10,889.0			12,448.0		15,032.0
Acquisition cost					12,942.0		14,991.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(51.0)			490.0		(637.0)
Disposal/Reclassification		(10,838.0)			(2,049.0)		(1,947.0)
Ending					10,889.0		12,448.0
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		9,474.0			12,630.0		13,238.0
Acquisition cost					7,594.0		8,396.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		539.0			(1,619.0)		3,520.0
Disposal/Reclassification		(10,013.0)			(801.0)		(3,497.0)
Dividends					(736.0)		(631.0)
Ending					9,474.0		12,630.0
K BANK Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		247,789.0	[1]		239,493.0	[1],[2]	174,097.0	[2]
Acquisition cost		236,232.0			236,232.0		236,232.0	[2]
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		5,327.0			11,854.0		67,553.0	[2]
Change in capital		6,936.0			(3,558.0)		(2,157.0)	[2]
Ending	[1]	260,052.0			247,789.0		239,493.0	[2]
Smart Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							1,481.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							(797.0)
Disposal/Reclassification							(684.0)
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		239.0			345.0		2,788.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		52.0			71.0		137.0
Disposal/Reclassification		(103.0)					(2,100.0)
Dividends		(188.0)			(177.0)		(480.0)
Ending					239.0		345.0
Partner One Value Up I Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		4,278.0			6,576.0		9,816.0
Acquisition cost		5,039.0			5,039.0		5,039.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(1,048.0)			(2,298.0)		2,521.0
Disposal/Reclassification							(4,961.0)
Dividends							(800.0)
Ending		3,230.0			4,278.0		6,576.0
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		10,285.0			11,153.0		9,756.0
Acquisition cost		4,356.0			7,556.0		9,736.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,162.0			1,312.0		1,417.0
Acquisition							5,040.0
Disposal/Reclassification		(3,200.0)			(2,180.0)		(5,060.0)
Ending		8,247.0			10,285.0		11,153.0
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		4,355.0			4,254.0		4,129.0
Acquisition cost		4,436.0			4,355.0		4,255.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					1.0
Acquisition		82.0			100.0		125.0
Ending		4,437.0			4,355.0		4,254.0
LOTTE CARD Co.,Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		514,131.0	[1]		458,295.0		422,832.0
Acquisition cost		346,810.0			346,810.0		346,810.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		91,533.0			58,400.0		39,301.0
Dividends		(13,199.0)			(12,960.0)		(10,374.0)
Change in capital		(5,073.0)			10,396.0		6,536.0
Ending		587,392.0	[1]		514,131.0	[1]	458,295.0
Genesis Environmental Energy Company 1st Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					4,126.0		3,979.0
Acquisition cost							3,738.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(41.0)		147.0
Disposal/Reclassification					(3,738.0)
Dividends					(347.0)
Ending							4,126.0
Union Technology Finance Investment Association
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		14,462.0			12,388.0		4,485.0
Acquisition cost		13,449.0			14,637.0		12,750.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(1,004.0)			187.0		(347.0)
Acquisition					2,250.0		8,250.0
Disposal/Reclassification		(1,188.0)			(363.0)
Ending		12,270.0			14,462.0		12,388.0
Dicustody Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1.0			1.0
Acquisition cost		1.0			1.0		1.0
Changes in investments in associates and joint ventures [Abstract]
Acquisition							1.0
Ending		1.0			1.0		1.0
Orient Shipyard Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0.0
Changes in investments in associates and joint ventures [Abstract]
Ending		0.0			0.0
Changes in investments in associates due to accounts transfer		28.0			3,743.0
Cumulative changes in equity investments in associate due to accounts transfer		28.0			3,743.0
Joongang Network Solution Co.,Ltd.
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1.0
Change in capital		87.0
Ending		88.0
Win Mortgage Co.,LTd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		23.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		84.0
Acquisition		23.0
Dividends		(2.0)
Ending		105.0
Together-Korea Government Private Pool Private Securities Investment Trust No. 3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		10,243.0			10,070.0		10,023.0
Acquisition cost		10,000.0			10,000.0		10,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		297.0			173.0		47.0
Ending		10,540.0			10,243.0		10,070.0
BTS 2nd Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,881.0
Acquisition cost		5,226.0			3,026.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(243.0)			(145.0)
Acquisition		2,200.0			3,026.0
Ending		4,838.0			2,881.0
STASSETS FUND III
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,230.0
Acquisition cost		9,000.0			1,500.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(324.0)			(270.0)
Acquisition		7,500.0			1,500.0
Ending		8,406.0			1,230.0
SF CREDIT PARTNERS, LLC
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		13,059.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		99.0
Acquisition		13,059.0
Change in capital		(313.0)
Ending		12,845.0
Japanese Hotel Real Estate Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,855.0			3,196.0		3,234.0
Acquisition cost		3,174.0			3,174.0		3,291.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		86.0			194.0		237.0
Acquisition		0.0
Dividends		(133.0)			(299.0)		(201.0)
Change in capital		(120.0)			(236.0)		(74.0)
Ending		2,688.0			2,855.0		3,196.0
Woori G Clean Energy No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							1,024.0
Changes in investments in associates and joint ventures [Abstract]
Acquisition							1,462.0
Disposal/Reclassification							(2,338.0)
Dividends							(148.0)
Woori Goseong Power EBL Private Special Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							15,118.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							227.0
Disposal/Reclassification							(15,118.0)
Dividends							(370.0)
Change in capital							143.0
Woori Seoul Beltway Private Special Asset Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		9,874.0			7,551.0		5,613.0
Acquisition cost		12,464.0			9,791.0		7,513.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		451.0			246.0		124.0
Acquisition		2,709.0			2,312.0		1,935.0
Dividends		(444.0)			(235.0)		(121.0)
Ending		12,590.0			9,874.0		7,551.0
Woori General Private Securities Investment Trust (Bond) No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		50,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,686.0
Acquisition		50,000.0
Ending		51,686.0
Woori Corporate Private Securities Fund 1 (Bond)
Changes in investments in associates and joint ventures [Abstract]
Acquisition							10,000.0
Disposal/Reclassification							(10,000.0)
Woori G Star Private Placement Investment Trust No.33 [FI]
Changes in investments in associates and joint ventures [Abstract]
Acquisition							20,000.0
Disposal/Reclassification							(20,000.0)
Woori Multi-Return Securities Investment Trust 3 (Balanced Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					10,023.0
Acquisition cost							10,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							23.0
Acquisition							10,000.0
Disposal/Reclassification					(9,950.0)
Dividends					(73.0)
Ending							10,023.0
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		112,025.0			151,822.0
Acquisition cost		100,000.0			110,000.0		150,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		7,670.0			2,312.0		1,822.0
Acquisition					50,000.0		150,000.0
Disposal/Reclassification		(10,352.0)			(90,137.0)
Dividends		(3,779.0)			(1,972.0)
Ending		105,564.0			112,025.0		151,822.0
Woori Safe Plus General Type Private Investment Trust S-8(Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		10,182.0
Acquisition cost		10,000.0			10,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		507.0			230.0
Acquisition					10,000.0
Dividends		(359.0)			(48.0)
Ending		10,330.0			10,182.0
Woori General Private Securities Investment Trust(Bond) No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		30,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		829.0
Acquisition		30,000.0
Ending		30,829.0
Woori Smart General Private Equity Investment Trust 1(bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		40,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,135.0
Acquisition		40,000.0
Ending		41,135.0
Woori General Private Securities Investment Trust(Bond) No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		50,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,205.0
Acquisition		50,000.0
Ending		51,205.0
Woori Asset Global Partnership Fund No.5
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		22,500.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(429.0)
Acquisition		22,500.0
Ending		22,071.0
WOORI TAERIM 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		988.0			991.0		283.0
Acquisition cost		1,100.0			1,100.0		1,100.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		0.0			(3.0)		708.0
Ending		988.0			988.0		991.0
Portone-Cape Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		464.0			489.0		960.0
Acquisition cost		340.0			340.0		340.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(19.0)			(25.0)		189.0
Disposal/Reclassification							(660.0)
Ending		445.0			464.0		489.0
KIWOOM WOORI Financial 1st Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		953.0			973.0		994.0
Acquisition cost					1,000.0		1,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(20.0)		(21.0)
Ending					953.0		973.0
KIWOOM WOORI Financial 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		953.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(10.0)
Disposal/Reclassification		(943.0)
Ending		0.0			953.0
DeepDive WOORI 2021-1 Financial Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		878.0			993.0
Acquisition cost		222.0			900.0		1,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,128.0			(12.0)		(7.0)
Acquisition							1,000.0
Disposal/Reclassification		(678.0)			(100.0)
Dividends		(92.0)			(3.0)
Ending		1,236.0			878.0		993.0
Darwin Green Packaging Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,945.0			3,957.0
Acquisition cost		4,000.0			4,000.0		4,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		92.0			388.0		(43.0)
Acquisition							4,000.0
Dividends		(80.0)			(400.0)
Ending		3,957.0			3,945.0		3,957.0
DS Power Semicon Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,976.0
Acquisition cost					3,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		495.0			245.0
Acquisition					3,000.0
Disposal/Reclassification		(2,971.0)
Dividends		(500.0)			(269.0)
Ending					2,976.0
Koreawide partners 2nd Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		20,000.0
Acquisition cost		20,000.0			20,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(765.0)
Acquisition					20,000.0
Ending		19,235.0			20,000.0
Woori FirstValue Private Real Estate Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		558.0			763.0		2,130.0
Acquisition cost		9,000.0			9,000.0		9,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		2.0			(6.0)		(637.0)
Disposal/Reclassification					(199.0)
Dividends							(730.0)
Ending		560.0			558.0		763.0
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		102.0			100.0
Acquisition cost		52.0			100.0		100.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		4.0			2.0
Acquisition							100.0
Disposal/Reclassification		(47.0)
Dividends		(4.0)
Ending		55.0			102.0		100.0
Woori High plus G.B. Securities Feeder Fund1(G.B.)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							6,076.0
Changes in investments in associates and joint ventures [Abstract]
Disposal/Reclassification							(6,076.0)
Woori Star50 Master Fund ClassC-F
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							184.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							(4.0)
Disposal/Reclassification							(180.0)
Woori Star50 Feeder Fund(H)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		126.0
Acquisition cost					200.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(12.0)			(5.0)
Disposal/Reclassification		(114.0)			131.0
Ending					126.0
Woori Together TDF 2025
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,990.0
Acquisition cost					2,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		116.0			(202.0)
Disposal/Reclassification		(2,106.0)			2,192.0
Ending					1,990.0
Woori Together TDF 2030
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,033.0
Acquisition cost		3,000.0			2,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		291.0			(214.0)
Acquisition		1,000.0
Disposal/Reclassification					2,247.0
Ending		3,324.0			2,033.0
Woori Together OCIO Target Return Feeder fund (Balance Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		10,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		348.0
Disposal/Reclassification		10,028.0
Ending		10,376.0
Australia Green Energy 1st PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		4,858.0
Acquisition cost		4,913.0			4,913.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(47.0)			(55.0)
Acquisition					4,913.0
Ending		4,811.0			4,858.0
Woori Hanhwa Eureka Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					327.0		403.0
Acquisition cost							164.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(48.0)		138.0
Disposal/Reclassification					(164.0)		(214.0)
Dividends					(115.0)
Ending							327.0
Aarden Woori Apparel 1st Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		97.0			99.0
Acquisition cost		100.0			100.0		100.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		36.0			(2.0)		(1.0)
Acquisition							100.0
Ending		133.0			97.0		99.0
Woori Dyno 1st Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,994.0
Acquisition cost		2,000.0			2,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		364.0			(6.0)
Acquisition					2,000.0
Ending		2,358.0			1,994.0
KTB-KORUS FUND
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,626.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(267.0)
Business combination		3,626.0
Ending		3,359.0
KTB China Platform Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		17,023.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(964.0)
Business combination		17,023.0
Ending		16,059.0
KTBN Venture Fund No.7
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		16,972.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(225.0)
Business combination		16,972.0
Dividends		(703.0)
Ending		16,044.0
KTBN Venture Fund No.8
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,325.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(814.0)
Business combination		3,325.0
Ending		2,511.0
KTBN Digital Contents Korea Fund No.9
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		5,329.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		268.0
Business combination		5,329.0
Ending		5,597.0
KTBN Media Contents Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		330.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(20.0)
Business combination		330.0
Dividends		(27.0)
Ending		283.0
KTB China Synergy Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		21,629.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(1,224.0)
Business combination		21,629.0
Ending		20,405.0
NAVER-KTB Audio Contents Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		284.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		4.0
Business combination		284.0
Ending		288.0
KTBN Venture Fund No.13
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		13,279.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		3,407.0
Business combination		13,279.0
Dividends		(2,528.0)
Ending		14,158.0
KTBN Future Contents Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,892.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		669.0
Business combination		3,892.0
Ending		4,561.0
KTBN Venture Fund No.16
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		17,546.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,015.0
Business combination		17,546.0
Ending		18,561.0
KTBN Venture Fund No.18
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		26,308.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		662.0
Acquisition		2,850.0
Business combination		23,458.0
Ending		26,970.0
KB-KTB Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		7,755.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(155.0)
Acquisition		2,000.0
Business combination		5,755.0
Ending		7,600.0
WOORI 2022 Scaleup Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		14,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(414.0)
Acquisition		13,645.0
Business combination		355.0
Dividends		(8.0)
Ending		13,578.0
WOORI 2022 Start-up Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		2,564.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(131.0)
Business combination		2,564.0
Ending		2,433.0
KTB-NHN China Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		1,272.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(103.0)
Business combination		1,272.0
Dividends		(1,024.0)
Change in capital		(142.0)
Ending		3.0
KTBN GI Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		189.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		392.0
Business combination		189.0
Change in capital		36.0
Ending		617.0
Chirochem
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		102.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		0.0
Business combination		102.0
Ending		102.0
Godo Kaisha Oceanos 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		8,788.0			9,905.0		10,193.0
Acquisition cost		10,800.0			10,800.0		10,800.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		92.0			84.0		127.0
Dividends		(748.0)			(1,049.0)		(370.0)
Change in capital		(154.0)			(152.0)		(45.0)
Ending		7,978.0			8,788.0		9,905.0
Woori Zip 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		8,690.0			10,496.0
Acquisition cost		8,706.0			9,254.0		10,143.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(127.0)			(138.0)		(26.0)
Acquisition							16,380.0
Disposal/Reclassification		(548.0)			(873.0)		(6,237.0)
Change in capital		(386.0)			(795.0)		379.0
Ending		7,629.0			8,690.0		10,496.0
Woori Zip 2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		12,180.0			14,732.0
Acquisition cost		8,411.0			12,928.0		14,254.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(107.0)			(127.0)		(50.0)
Acquisition							22,883.0
Disposal/Reclassification		(844.0)			(1,309.0)		(8,628.0)
Change in capital		(534.0)			(1,116.0)		527.0
Ending		10,695.0			12,180.0		14,732.0
Force TEC Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[3]						393.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					56.0	[4]	(393.0)	[3]
Change in capital	[4]				(56.0)
Changes in investments in associates due to accounts transfer					665.0		797.0
Cumulative changes in equity investments in associate due to accounts transfer					1,462.0
KG Fashion Co., Ltd.
Changes in investments in associates and joint ventures [Abstract]
Ending		0.0
Changes in investments in associates due to accounts transfer		120.0
Cumulative changes in equity investments in associate due to accounts transfer		120.0
KUM HWA Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0.0			0.0
Changes in investments in associates and joint ventures [Abstract]
Ending		0.0			0.0		0.0
Changes in investments in associates due to accounts transfer		2.0			0.2		2.0
Cumulative changes in equity investments in associate due to accounts transfer		4.0			2.0
Jinmyung Plus Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		10.0			0.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		4.0			10.0
Ending		14.0			10.0		0.0
JC Assurance No.2 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0.0			17,728.0		29,050.0
Acquisition cost		29,349.0	[5]		29,349.0		29,349.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(17,728.0)		(11,621.0)
Acquisition							299.0
Ending		0.0			0.0		17,728.0
Changes in investments in associates due to accounts transfer		371.0
Cumulative changes in equity investments in associate due to accounts transfer		371.0
Dream Company Growth no.1 PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		7,861.0			7,914.0		7,705.0
Acquisition cost		7,153.0			7,412.0		7,706.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		362.0			418.0		680.0
Dividends		(414.0)			(471.0)		(471.0)
Ending		7,809.0			7,861.0		7,914.0
HMS-Oriens 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		13,252.0			12,007.0		12,000.0
Acquisition cost		12,000.0			12,000.0		12,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		778.0			1,245.0		7.0
Ending		14,030.0			13,252.0		12,007.0
Woori G Senior Loan Private Placement Investment Trust No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		81,861.0
Acquisition cost		75,114.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		3,341.0
Disposal/Reclassification		(5,975.0)
Dividends		(3,637.0)
Ending		75,590.0			81,861.0
WooriG Senior Loan General Type Private Investment Trust No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		81,861.0			88,029.0		52,045.0
Acquisition cost					80,268.0		87,382.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					3,788.0		2,959.0
Acquisition					14,073.0		38,757.0
Disposal/Reclassification					(20,322.0)		(3,060.0)
Dividends					(3,707.0)		(2,672.0)
Ending					81,861.0		88,029.0
Genesis Eco No.1 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		11,216.0			11,120.0
Acquisition cost		12,000.0			12,000.0		11,805.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(274.0)			(99.0)		(685.0)
Acquisition					195.0		11,805.0
Ending		10,942.0			11,216.0		11,120.0
Paratus Woori Material Component Equipment joint venture company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		17,250.0			17,493.0
Acquisition cost		17,700.0			17,700.0		17,700.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(271.0)			(243.0)		(207.0)
Acquisition							17,700.0
Ending		16,979.0			17,250.0		17,493.0
Midas No. 8 Private Equity Joint Venture Company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		18,713.0			18,968.0
Acquisition cost		18,537.0			18,735.0		19,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		282.0			275.0		(32.0)
Acquisition							19,000.0
Dividends		(530.0)			(530.0)
Ending		18,465.0			18,713.0		18,968.0
Orchestra Private Equity Fund IV
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		9,698.0
Acquisition cost		9,700.0			9,878.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		457.0			197.0
Acquisition					10,000.0
Disposal/Reclassification		(178.0)			(122.0)
Dividends		(422.0)			(377.0)
Ending		9,555.0			9,698.0
Synaptic Green No.1 PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		7,793.0
Acquisition cost		8,000.0			8,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(182.0)			(207.0)
Acquisition					8,000.0
Ending		7,611.0			7,793.0
IGEN2022No. 1 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		8,010.0
Acquisition cost		7,422.0			7,822.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		336.0			650.0
Acquisition					8,000.0
Disposal/Reclassification					(475.0)
Dividends		(363.0)			(165.0)
Ending		7,983.0			8,010.0
PCC-Woori LP Secondary Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		12,984.0			12,350.0		8,128.0
Acquisition cost		10,435.0			10,440.0		10,100.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(2,450.0)			674.0		1,697.0
Acquisition					3,440.0		2,525.0
Disposal/Reclassification		(4.0)			(3,480.0)
Ending		10,530.0			12,984.0		12,350.0
Synaptic Future Growth Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		7,295.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(226.0)
Acquisition		7,295.0
Ending		7,069.0
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					73,787.0		93,474.0
Acquisition cost							70,988.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							921.0
Acquisition							20,765.0
Disposal/Reclassification					(73,598.0)		(38,870.0)
Dividends					(189.0)		(2,503.0)
Ending							73,787.0
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		27,536.0			46,155.0		22,904.0
Acquisition cost		17,441.0			27,063.0		45,394.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		2,708.0			(288.0)		1,002.0
Acquisition		369.0			536.0		25,246.0
Disposal/Reclassification		(10,330.0)			(18,867.0)		(2,997.0)
Ending		20,283.0			27,536.0		46,155.0
Woori-Shinyoung Growth-Cap Private Equity Fund I
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		43,274.0			28,713.0		38,342.0
Acquisition cost		17,018.0			17,018.0		17,218.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(9,793.0)			14,561.0		20,813.0
Acquisition							12,799.0
Disposal/Reclassification							(32,415.0)
Dividends							(10,826.0)
Ending		33,481.0			43,274.0		₩ 28,713.0
NH Woori Newdeal Growth Alpha Private Equity Fund 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		34,006.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(1,019.0)
Acquisition		34,006.0
Ending		32,987.0
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,074.0
Acquisition cost		2,200.0			1,200.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		543.0			(161.0)
Acquisition		2,000.0
Disposal/Reclassification		(1,074.0)			1,235.0
Ending		2,543.0			₩ 1,074.0
Woori Short Term Government and Special Bank Bond Active ETF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		12,008.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		103.0
Disposal/Reclassification		12,183.0
Ending		12,286.0
Woori 25-09 Corporate Bond(AA- or higher) Active ETF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		29,001.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		820.0
Acquisition		29,001.0
Ending		₩ 29,821.0

[1]	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.
[2]	Included 70,120 million Won of deemed gain on disposal in accordance with the decrease in percentage of ownership from disproportionate contribution for the year ended December 31, 2021.
[3]	As a result of discontinuation of the equity method, related companies’ losses amount not recognized is 797 million Won for Force TEC Co., Ltd. and 2 million Won for KUM HWA Co., Ltd.
[4]	As a result of discontinuation of the equity method, related companies’ losses amount not recognized is 665 million Won for Force TEC Co., Ltd. 3,743 million Won for Orient Shipyard Co., Ltd. and 0.2 million Won for KUM HWA Co., Ltd. and cumulated amount is 1,462 million Won for Force TEC Co., Ltd. 3,743 million Won for Orient Shipyard Co., Ltd. and 2 million Won for KUM HWA Co., Ltd.
[5]	The amount for which no loss was recognized for associates due to discontinuation of the equity method was 2 million Won for KUM HWA Co., Ltd., 28 million Won for Orient Shipyard Co., Ltd., 120 million Won in KG FASHION CO., LTD., 371 million Won in JC Assurance No.2 Private Equity Fund and the accumulated amount is 4 million Won for KUM HWA Co., Ltd., 28 million Won for Orient Shipyard Co. Ltd., 120 million Won in KG FASHION CO., LTD., 371 million Won in JC Assurance No.2 Private Equity Fund.